OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Components of derivative liabilities

	Notes	December 31, 2023	December 31, 2022
Hedge derivatives	21(c)(i)	$9.2	$4.8
Non-hedge derivatives		1.9	13.9
Yatela liability	(a)	18.5	18.5
Other liabilities		—	1.0
		$29.6	$38.2
Current portion of other liabilities		$29.6	$18.6
Non-current portion of other liabilities		—	19.6
		$29.6	$38.2